Note 9 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2024	$49
2025	49
2026	27
Total	$125